UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5877

Dreyfus Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/13

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus Strategic Municipal Bond Fund, Inc.

Protecting Your Privacy

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information.These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT.

The Fund collects a variety of nonpublic personal information, which may include:

  Information we receive from you, such as your name, address, and social security number.

  Information about your transactions with us, such as the purchase or sale of Fund shares.

  Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE UNLESS NECESSARY TO PROCESS A TRANSACTION, SERVICE AN

ACCOUNT, OR AS OTHERWISE PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Statement of Investments
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Cash Flows
26	Statement of Changes in Net Assets
27	Financial Highlights
29	Notes to Financial Statements
41	Officers and Directors
FOR MORE INFORMATION
Back Cover

Dreyfus
Strategic Municipal Bond Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Municipal Bond Fund, Inc., covering the six-month period from December 1, 2012, through May 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economic recovery gained traction over the reporting period, but remained slower than historical norms. On one hand, the expansion has been fueled by gradually falling unemployment, recovering housing markets, rapid growth in domestic oil and gas production, and, perhaps most significant, the aggressively simulative monetary policy of the Federal Reserve Board (the “Fed”). On the other hand, several factors have weighed on the nation’s economic growth rate, including relatively sluggish demand for exports to Europe and the emerging markets, higher tax rates for some Americans, and more restrictive fiscal policies stemming from sequestration.Yields of longer term municipal bonds climbed in response to these developments, but yields of short-term securities remained anchored by the Fed’s historically low target for the overnight federal funds rate.

In our analysis, real GDP growth seems poised to accelerate modestly over the remainder of 2013. In fact, we expect the relatively mild economic expansion to remain intact domestically and globally over the next several years. The moderate pace of the recovery implies that the risks of consumer price inflation are limited, making it unlikely that the Fed will adopt expansion-threatening, restrictive policies anytime soon. As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
June 17, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2012, through May 31, 2013, as provided by Daniel Barton and Steven Harvey, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended May 31, 2013, Dreyfus Strategic Municipal Bond Fund achieved a total return of –1.45% on a net-asset-value basis.1 Over the same period, the fund provided aggregate income dividends of $0.285 per share, which reflects a distribution rate of 6.66%.2

Selling pressure at the end of 2012 stemming from changing capital gains tax rates and dealers’ reluctance to maintain inventories dampened municipal bond market returns for the reporting period overall, as did rising long-term interest rates in 2013. The fund cushioned the brunt of market weakness through overweighted exposure to higher yielding revenue bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent believed by Dreyfus to be consistent with the preservation of capital. In pursuing this goal, the fund invests at least 80% of its assets in municipal bonds. Under normal market conditions, the weighted average maturity of the fund’s portfolio is expected to exceed 10 years. Under normal market conditions, the fund invests at least 80% of its net assets in municipal bonds considered investment grade or the unrated equivalent as determined by Dreyfus.

The fund also has issued auction-rate preferred stock (ARPS), a percentage of which remains outstanding from its initial public offering, and has invested the proceeds in a manner consistent with its investment objective.This, along with the fund’s participation in secondary inverse floater structures, has the effect of “leveraging” the portfolio, which can magnify gain and loss potential depending on market conditions.

Over time, many of the fund’s older, higher yielding bonds have matured or were redeemed by their issuers.We have attempted to replace those bonds with investments consistent with the fund’s investment policies.We have also sought to upgrade the fund

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

with newly issued bonds that, in our opinion, have better structural or income characteristics than existing holdings.When such opportunities arise, we usually look to sell bonds that are close to their optional redemption date or maturity.

Selling Pressure in Advance of Tax Changes

After an extended period of market support resulting, in part, from favorable supply-and-demand dynamics, municipal bonds lost some value at the end of 2012 when investors took profits in anticipation of higher capital gains tax rates for 2013. At the same time, municipal bond dealers proved reluctant to absorb the rising supply of municipal bonds in the secondary market as they sought to maintain light inventories of unsold securities at year-end.

While the supply of newly issued municipal bonds continued to moderate over the opening months of 2013, the robust investor demand that had characterized much of 2012 failed to rematerialize. In addition, yields of U.S. Treasury securities generally climbed over the first five months of 2013 in response to improved economic trends and mounting expectations that the Federal Reserve Board (the “Fed”) might back away from its ongoing quantitative easing program sooner than many had expected. These expectations intensified in May, when remarks by Fed Chairman Ben Bernanke were widely interpreted as a signal of the central bank’s intention to adopt a less accommodative monetary policy.The resulting downward pressure on municipal bond prices caused broad measures of long-term municipal bond performance to end the reporting period with mildly negative returns.

In this environment, shorter term and lower rated municipal bonds provided higher returns than their longer maturity and higher rated counterparts, on average.

Fund Strategies Produced Mixed Results

The fund benefited over the reporting period from overweighted exposure to revenue bonds backed by hospitals, airports, industrial development projects, and the state’s settlement of litigation with U.S. tobacco companies. The fund’s holdings of bonds with credit ratings toward the lower end of the investment-grade range also fared relatively well, as did tactical trades in bonds from Puerto Rico, which encountered heightened volatility. On the other hand, results were dampened by a modestly long average duration, the effects of which were magnified by the fund’s leveraging strategy. In addition, higher quality revenue bonds backed by essential municipal services, such as water and sewer facilities, weighed on performance.

Maintaining a Selective Approach

We have been encouraged by recently improved economic data, but the U.S. economy remains vulnerable to domestic fiscal uncertainty and unexpected global developments. In addition, while credit fundamentals are improving for most states, many localities face ongoing fiscal pressures.Therefore, we have maintained a long-term perspective in which our research-intensive credit selection process seeks to identify attractively valued opportunities among fundamentally sound issuers. Over the near term, we believe that bouts of heightened market volatility may provide opportunities to purchase municipal bonds at more attractive valuations as yield differences widen along the market’s maturity spectrum.

June 17, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through November 30, 2014, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 Distribution rate per share is based upon dividends per share paid from net investment income during the period, annualized, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

The Fund 5

STATEMENT OF INVESTMENTS

May 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—142.8%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—.7%
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/17	2,000,000		2,000,260
Jefferson County,
Limited Obligation
School Warrants	5.00	1/1/24	1,000,000		992,420
Alaska—2.5%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/32	2,500,000		2,330,075
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	9,465,000		8,414,196
Arizona—6.0%
Barclays Capital Municipal Trust
Receipts (Series 21W) (Salt
River Project Agricultural
Improvement and Power
District, Salt River Project
Electric System Revenue)	5.00	1/1/38	13,198,367	[a,b]	14,785,601
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.50	7/1/26	4,000,000		3,970,360
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.75	9/1/29	6,000,000		6,294,660
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	1,000,000		1,106,890
California—15.9%
Barclays Capital Municipal Trust
Receipts (Los Angeles
Department of Airports,
Senior Revenue (Los Angeles
International Airport))	5.00	5/15/31	5,247,500	[a,b,c]	5,873,563
California,
GO (Various Purpose)	5.75	4/1/31	7,800,000		9,078,030
California,
GO (Various Purpose)	6.00	3/1/33	2,250,000		2,752,672

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000		6,163,100
California,
GO (Various Purpose)	6.00	11/1/35	5,000,000		6,033,050
California State Public Works
Board, LR (The Regents of the
University of California)
(Various University of
California Projects)	5.00	4/1/34	3,000,000		3,304,260
California Statewide Communities
Development Authority, Revenue
(Front Porch Communities
and Services Project)	5.13	4/1/37	4,975,000	[b]	5,160,169
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	2,000,000		1,967,360
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/34	2,885,000		3,226,873
Los Angeles Department of Water
and Power, Water System Revenue	5.00	7/1/43	5,000,000		5,556,500
Sacramento City Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	7/1/24	5,220,000	[d]	3,289,487
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	4,000,000	[c]	4,678,920
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	1,500,000		1,827,390
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000		2,905,975
Santa Margarita/Dana Point
Authority, Revenue (Santa
Margarita Water District
Improvement Districts
Numbers 2,3 and 4)	5.13	8/1/38	5,000,000		5,711,950

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Tuolumne Wind Project Authority,
Revenue (Tuolumne
Company Project)	5.88	1/1/29	2,000,000		2,365,120
Colorado—.4%
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	650,000		684,860
The Plaza Metropolitan District
Number 1, Revenue	4.00	12/1/16	1,000,000		1,062,750
Connecticut—1.1%
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	4,985,000		4,993,524
Florida—6.0%
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/22	3,500,000		4,122,090
Martin County Industrial
Development Authority, IDR
(Indiantown Cogeneration,
L.P. Project)	4.20	12/15/25	1,750,000		1,760,045
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	5,000,000	[c]	6,252,350
Palm Beach County Health
Facilities Authority,
Retirement Community Revenue
(Adult Communities Total
Services, Inc. Retirement—
Life Communities, Inc.
Obligated Group)	5.50	11/15/33	6,825,000		7,380,964
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	6.00	8/1/45	3,500,000		3,878,175
South Lake County Hospital
District, Revenue
(South Lake Hospital, Inc.)	6.25	4/1/39	2,500,000		2,823,900

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia—3.7%
Atlanta,
Airport General Revenue	5.00	1/1/26	3,500,000	[c]	3,917,375
Atlanta,
Water and Wastewater Revenue	6.00	11/1/28	4,865,000		5,892,634
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	1,000,000		1,114,050
Augusta,
Airport Revenue	5.45	1/1/31	2,500,000	[c]	2,545,375
Savannah Economic Development
Authority, EIR (International
Paper Company Project)	6.20	8/1/27	2,670,000		2,691,947
Hawaii—1.2%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai’i Pacific
Health Obligated Group)	5.63	7/1/30	2,500,000		2,763,775
Hawaii Department of Budget
and Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and
Subsidiary Projects)	6.50	7/1/39	2,000,000		2,345,260
Idaho—.0%
Idaho Housing and Finance
Association, SFMR
(Collateralized; FNMA)	6.35	1/1/30	185,000		185,379
Illinois—2.9%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)	5.63	1/1/35	3,000,000	[c]	3,435,270
Illinois,
GO	5.00	4/1/22	3,500,000		3,949,050
Illinois Finance Authority,
Revenue (Sherman
Health Systems)	5.50	8/1/37	1,020,000		1,103,538
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	3,600,000		4,299,480

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Indiana—1.0%
Indiana Finance Authority,
Private Activity Bonds (Ohio
River Bridges East End
Crossing Project)	5.00	1/1/19	1,000,000		1,102,130
Indianapolis Local Public
Improvement Bond Bank,
Revenue (Indianapolis
Airport Authority Project)
(Insured; AMBAC)	5.00	1/1/36	3,000,000	[c]	3,147,990
Iowa—1.3%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.25	12/1/25	3,500,000		3,614,135
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	2,000,000		1,997,560
Kentucky—.3%
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital and
Saint Mary’s HealthCare, Inc.
Project) (Prerefunded)	6.13	2/1/18	1,000,000	[e]	1,235,440
Louisiana—1.2%
Lakeshore Villages Master
Community Development
District, Special
Assessment Revenue	5.25	7/1/17	1,987,000	[f]	795,833
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	4,000,000		4,543,360
Maine—.6%
Maine Health and Higher
Educational Facilities Authority,
Revenue (MaineGeneral
Medical Center Issue)	7.50	7/1/32	2,000,000		2,519,540

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts—11.5%
Barclays Capital Municipal
Trust Receipts (Series 15W)
(Massachusetts Health
and Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue))	5.00	7/1/38	10,200,000	[a,b]	11,498,766
JPMorgan Chase Putters/Drivers
Trust (Series 3840)
(Massachusetts Development
Finance Agency, Revenue
(Harvard University Issue))	5.25	2/1/34	10,000,000	[a,b]	11,751,100
JPMorgan Chase Putters/Drivers
Trust (Series 3898)
(Massachusetts,
Consolidated Loan)	5.00	4/1/19	6,400,000	[a,b]	7,478,336
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	7.25	1/1/32	2,500,000		3,090,475
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	5,000,000		5,769,550
Massachusetts Housing Finance
Agency, Housing Revenue	7.00	12/1/38	4,575,000		5,200,723
Massachusetts Housing Finance
Agency, SFHR	5.00	12/1/31	5,015,000		5,149,402
Michigan—8.3%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	3,500,000		4,270,630
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	3,780,000		3,970,777
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/36	3,290,000		3,403,702

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan (continued)
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.00	7/1/35	2,000,000		2,114,420
Michigan Finance Authority,
Clean Water Revolving
Fund Revenue	5.00	10/1/31	2,000,000		2,308,480
Michigan Strategic Fund,
LOR (State of Michigan Cadillac
Place Office Building Project)	5.25	10/15/31	4,500,000		5,041,035
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	6,120,000		6,107,882
Royal Oak Hospital Finance
Authority, HR (William Beaumont
Hospital Obligated Group)	8.00	9/1/29	5,000,000		6,283,600
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	2,450,000	[c]	2,506,791
Nevada—1.3%
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	5,000,000	[c]	5,531,850
New Jersey—3.8%
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.00	6/15/25	2,490,000		2,797,117
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.00	6/15/28	1,000,000		1,099,490
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.50	12/15/29	5,000,000		5,684,200
New Jersey Economic Development
Authority, Special Facility Revenue
(Continental Airlines, Inc. Project)	5.13	9/15/23	2,500,000	[c]	2,682,775
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey—American
Water Company, Inc. Project)	5.70	10/1/39	3,000,000		3,297,990

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	1,000,000		888,630
New Mexico—1.3%
Farmington,
PCR (Public Service
Company of New Mexico
San Juan Project)	5.90	6/1/40	5,000,000		5,578,300
New York—15.7%
Austin Trust (Series 1107)
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	10,000,000	[a,b,c]	11,656,000
Barclays Capital Municipal Trust
Receipts (Series 7B) (New York
City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.50	11/1/27	5,000,000	[a,b]	6,057,800
Barclays Capital Municipal Trust
Receipts (Series 11B)
(New York City Transitional
Finance Authority, Future Tax
Secured Revenue)	5.00	5/1/30	4,488,203	[a,b]	5,153,531
JPMorgan Chase Putters/Drivers
Trust (Series 3857) (New York
City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.25	11/1/18	5,000,000	[a,b]	6,034,300
Long Island Power Authority,
Electric System
General Revenue	6.25	4/1/33	3,000,000		3,633,270
Metropolitan Transportation
Authority, Transportation
Revenue	6.25	11/15/23	9,425,000	[c]	11,540,724
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/1/28	1,500,000	[c]	1,712,085
New York City Educational
Construction Fund, Revenue	6.50	4/1/28	2,785,000		3,567,446

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/22	2,165,000	[c]	2,316,550
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/31	5,000,000	[c]	5,772,350
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	2,500,000		2,758,400
New York State Dormitory
Authority, Revenue (Suffolk
County Judicial Facility)	9.50	4/15/14	605,000		634,161
Niagara Area Development
Corporation, Solid Waste
Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	2,000,000		2,042,380
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	4,710,000	[c]	5,497,748
North Carolina—2.5%
Barclays Capital Municipal Trust
Receipts (Series 31W) (North
Carolina Medical Care
Commission, Health Care
Facilities Revenue (Duke
University Health System))	5.00	6/1/42	10,000,000	[a,b]	10,941,700
Ohio—5.7%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,000,000		3,271,170
Cleveland,
Airport System Revenue	5.00	1/1/30	2,000,000	[c]	2,199,680

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Muskingum County,
Hospital Facilities Revenue
(Genesis HealthCare System
Obligated Group Project)	5.00	2/15/20	1,250,000		1,367,300
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	4,200,000		4,931,976
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	2,530,000	[b]	2,157,559
Southeastern Ohio Port Authority,
Hospital Facilities Improvement
Revenue (Memorial Health
System Obligated Group Project)	6.00	12/1/42	2,000,000		2,207,060
Toledo-Lucas County Port
Authority, Special Assessment
Revenue (Crocker Park Public
Improvement Project)	5.38	12/1/35	3,000,000		3,077,370
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/22	5,000,000		5,805,350
Oregon—.4%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	1,500,000		1,713,465
Pennsylvania—2.3%
Commonwealth Financing Authority
of Pennsylvania, Revenue	5.00	6/1/23	1,000,000		1,191,650
JPMorgan Chase Putters/Drivers
Trust ) (Series 3916)
(Geisinger Authority, Health
System Revenue (Geisinger
Health System))	5.13	6/1/35	3,000,000	[a,b]	3,312,270

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Philadelphia,
GO	6.50	8/1/41	4,700,000		5,568,607
Rhode Island—1.3%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	7.00	5/15/39	5,000,000		5,851,700
Tennessee—1.5%
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue
(The Vanderbilt University)	5.50	10/1/29	2,500,000		2,945,500
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue
(The Vanderbilt University)	5.50	10/1/34	3,000,000		3,481,140
Texas—19.4%
Barclays Capital Municipal Trust
Receipts (Series 28W) (Leander
Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program))	5.00	8/15/40	9,997,299	[a,b]	11,082,499
Barclays Capital Municipal Trust
Receipts (Series 39W) (Texas
A&M University System
Board of Regents, Financing
System Revenue)	5.00	5/15/39	13,160,000	[a,b]	14,509,953
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth
International Airport)	5.00	11/1/42	5,000,000	[c]	5,157,450
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(Learjet Inc. Project)	6.15	1/1/16	3,000,000	[c]	3,005,340

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Gulf Coast Industrial Development
Authority, SWDR (CITGO
Petroleum Corporation Project)	4.88	5/1/25	1,000,000		1,027,340
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	7.25	12/1/18	7,290,000	[e]	9,678,204
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	11/15/36	5,000,000		6,034,900
Love Field Airport
Modernization Corporation,
Special Facilities Revenue
(Southwest Airlines
Company—Love Field
Modernization Program Project)	5.00	11/1/28	1,000,000	[c]	1,074,540
Lower Colorado River Authority,
Transmission Contract Revenue
(Lower Colorado River
Authority Transmission
Services Corporation Project)	5.00	5/15/31	3,250,000		3,669,900
Matagorda County Navigation
District Number One, Revenue
(Houston Lighting and
Power Company Project)
(Insured; AMBAC)	5.13	11/1/28	4,295,000		5,053,454
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	14,705,000	[c]	16,799,727
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	6,650,000	[c]	7,308,483
Texas Department of Housing
and Community Affairs,
Home Mortgage Revenue
(Collateralized: FHLMC,
FNMA and GNMA)	13.41	7/2/24	500,000	[g]	532,300
Vermont—.9%
Burlington,
Airport Revenue	3.50	7/1/18	4,000,000	[c]	3,985,200

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia—6.7%
Henrico County Industrial
Development Authority, Revenue
(Bon Secours Health System,
Inc.) (Insured; Assured
Guaranty Municipal Corp.)	11.22	8/23/27	7,050,000	[g]	9,245,934
Virginia Commonwealth
Transportation Board,
Transportation Capital
Projects Revenue	5.00	5/15/21	5,000,000	[c]	6,124,250
Virginia Commonwealth
Transportation Board,
Transportation Capital
Projects Revenue	5.00	5/15/22	3,840,000	[c]	4,727,462
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	4,845,000		5,476,013
Washington County Industrial
Development Authority, HR
(Mountain States
Health Alliance)	7.75	7/1/38	3,000,000		3,647,370
Washington—5.3%
Barclays Capital Municipal
Trust Receipts
(Series 27B) (King
County, Sewer Revenue)	5.00	1/1/29	8,577,246	[a,b]	9,798,437
Seattle,
Water System Revenue	5.00	9/1/24	5,000,000		6,040,900
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	5,975,000		7,075,416
West Virginia—1.9%
The County Commission of
Harrison County, SWDR
(Allegheny Energy Supply
Company, LLC Harrison
Station Project)	5.50	10/15/37	7,920,000		8,339,839

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Wisconsin—1.3%
Public Finance Agency, Senior Airport
Facilities Revenue (Transportation
Infrastructure Properties, LLC
Obligated Group)	5.00	7/1/42	1,500,000	[c]	1,555,365
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000		4,009,320
U.S. Related—6.9%
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	3,660,000		3,480,184
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	1,500,000		1,516,140
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	1,610,000		1,664,064
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	2,390,000		2,593,604
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/24	1,895,000		1,942,186
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	1,900,000		1,819,934
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/17	1,755,000		1,900,998
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000		2,626,825
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	10,000,000		11,039,700
Virgin Islands Public Finance Authority,
Revenue (Virgin Islands Matching
Fund Loan Notes) (Senior
Lien/Capital Projects)	5.00	10/1/39	1,250,000		1,302,563
Total Long-Term Municipal Investments
(cost $559,138,602)					622,698,717

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—.8%	Rate (%)	Date	Amount ($)		Value ($)
New York—.0%
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.09	6/3/13	200,000	[h]	200,000
North Carolina—.8%
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue
(Carolinas HealthCare System)
(LOC; Wells Fargo Bank)	0.06	6/3/13	3,300,000	[h]	3,300,000
Total Short-Term Municipal Investments
(cost $3,500,000)					3,500,000

Total Investments (cost $562,638,602)			143.6%		626,198,717
Liabilities, Less Cash and Receivables			(11.6%)		(50,718,847)
Preferred Stock, at redemption value			(32.0%)		(139,500,000)
Net Assets Applicable to Common Shareholders			100.0%		435,979,870

a Collateral for floating rate borrowings.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2013, these securities were valued at $137,251,584 or 31.5% of net assets applicable to Common Shareholders.
c At May 31, 2013, the fund had $131,005,213 or 30.0% of net assets applicable to Common Shareholders invested in securities whose payment of principal and interest is dependent upon revenues generated from transportation.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
f Non-income producing—security in default.
g Inverse floater security—the interest rate is subject to change periodically. Rate shown is the interest rate in effect at
May 31, 2013.
h Variable rate demand note—rate shown is the interest rate in effect at May 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	6.8
AA		Aa		AA	28.1
A		A		A	33.5
BBB		Baa		BBB	20.0
BB		Ba		BB	5.5
B		B		B	2.3
F1		MIG1/P1		SP1/A1	.6
Not Rated[i]		Not Rated[i]		Not Rated[i]	3.2
					100.0

† Based on total investments.
i Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	562,638,602	626,198,717
Interest receivable		8,999,913
Prepaid expenses		32,226
		635,230,856
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)		325,954
Cash overdraft due to Custodian		2,055,665
Payable for floating rate notes issued—Note 3		57,128,615
Interest and expense payable related
to floating rate notes issued—Note 3		100,773
Commissions payable—Note 1		14,240
Dividends payable to Preferred Shareholders		3,134
Accrued expenses		122,605
		59,750,986
Auction Preferred Stock, Series A, B and C, par value
$.001 per share (5,580 shares issued and outstanding
at $25,000 per share liquidation value)—Note 1		139,500,000
Net Assets applicable to Common Shareholders ($)		435,979,870
Composition of Net Assets ($):
Common Stock, par value, $.001 per share
(49,082,366 shares issued and outstanding)		49,082
Paid-in capital		418,521,230
Accumulated undistributed investment income—net		5,867,028
Accumulated net realized gain (loss) on investments		(52,017,585)
Accumulated net unrealized appreciation
(depreciation) on investments		63,560,115
Net Assets applicable to Common Shareholders ($)		435,979,870
Shares Outstanding
(110 million shares of $.001 par value Common Stock authorized)		49,082,366
Net Asset Value, per share of Common Stock ($)		8.88

See notes to financial statements.

The Fund 23

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2013 (Unaudited)

Investment Income ($):
Interest Income	15,183,473
Expenses:
Investment advisory fee—Note 2(a)	1,455,065
Administration fee—Note 2(a)	727,532
Interest and expense related to
floating rate notes issued—Note 3	185,550
Commission fees—Note 1	116,514
Directors’ fees and expenses—Note 2(c)	41,122
Professional fees	36,854
Shareholders’ reports	32,414
Registration fees	25,779
Shareholder servicing costs	18,900
Custodian fees—Note 2(b)	706
Miscellaneous	29,012
Total Expenses	2,669,448
Less—reduction in expenses due to undertaking—Note 2(a)	(291,066)
Net Expenses	2,378,382
Investment Income—Net	12,805,091
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	2,105,305
Net unrealized appreciation (depreciation) on investments	(21,388,514)
Net Realized and Unrealized Gain (Loss) on Investments	(19,283,209)
Dividends to Preferred Shareholders	(151,750)
Net (Decrease) in Net Assets Applicable to
Common Shareholders Resulting from Operations	(6,629,868)

See notes to financial statements.

STATEMENT OF CASH FLOWS

May 31, 2013 (Unaudited)

Cash Flows from Operating Activities ($):
Interest received	16,063,479
Operating expenses paid	(2,227,675)
Dividends paid to Preferred Shareholders	(152,098)
Purchases of long-term portfolio securities	(30,083,410)
Net purchases of short-term portfolio securities	(200,000)
Proceeds from sales of long-term portfolio securities	30,120,728
		13,521,024
Cash Flows from Financing Activities ($):
Dividends paid to Common Shareholders	(13,096,195)
Interest and expense related to floating rate notes issued	(205,742)	(13,301,937)
Increase in cash		219,087
Cash overdraft at beginning of period		(2,274,752)
Cash overdraft at end of period		(2,055,665)
Reconciliation of Net Increase in Net Assets Applicable to
Common Shareholders Resulting from Operations to
Net Cash Provided by Operating Activities ($):
Net Decrease in Net Assets Applicable to Common
Shareholders Resulting From Operations		(6,629,868)
Adjustments to reconcile net increase in net assets applicable to Common Shareholders resulting from operations to
net cash provided by operating activities ($):
Decrease in investments in securities, at cost		1,732,012
Decrease in payable for investment securities purchased		(4,000,000)
Decrease in interest receivable		175,434
Decrease in commissions payable and accrued expenses		(31,278)
Increase in prepaid expenses		(19,308)
Increase in Due to The Dreyfus Corporation and affiliates		15,743
Decrease in dividends payable to Preferred Shareholders		(347)
Interest and expense related to floating rate notes issued		185,550
Net unrealized depreciation on investments		21,388,514
Net amortization of premiums on investments		704,572
Net Cash Provided by Operating Activities		13,521,024
Supplemental disclosure cash flow information ($):
Non-cash financing activities:
Reinvestment of dividends		878,285

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2013	Year Ended
	(Unaudited)	November 30, 2012
Operations ($):
Investment income—net	12,805,091	26,658,680
Net realized gain (loss) on investments	2,105,305	2,571,654
Net unrealized appreciation
(depreciation) on investments	(21,388,514)	57,696,686
Dividends to Preferred Shareholders	(151,750)	(358,587)
Net Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Resulting from Operations	(6,629,868)	86,568,433
Dividends to Common Shareholders from ($):
Investment income—net	(13,974,480)	(27,856,772)
Capital Stock Transactions ($):
Dividends reinvested	878,285	2,038,862
Total Increase (Decrease) in Net Assets
Applicable to Common Shareholders	(19,726,063)	60,750,523
Net Assets Applicable to
Common Shareholders($):
Beginning of Period	455,705,933	394,955,410
End of Period	435,979,870	455,705,933
Undistributed investment income—net	5,867,028	7,188,167
Capital Share Transactions (Shares):
Increase in Common Shares Outstanding
as a Result of Dividends Reinvested	96,975	233,568

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements and, with respect to common stock, market price data for the fund’s common shares.

Six Months Ended
	May 31, 2013		Year Ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	9.30	8.10	7.87	7.93	6.76	8.60
Investment Operations:
Investment income—net[a]	.26	.55	.57	.59	.64	.63
Net realized and unrealized
gain (loss) on investments	(.38)	1.23	.24	(.10)	1.02	(1.86)
Dividends to Preferred
Shareholders from
investment income—net	(.01)	(.01)	(.01)	(.01)	(.03)	(.14)
Total from
Investment Operations	(.13)	1.77	.80	.48	1.63	(1.37)
Distributions to
Common Shareholders:
Dividends from
investment income—net	(.29)	(.57)	(.57)	(.54)	(.46)	(.47)
Net asset value, end of period	8.88	9.30	8.10	7.87	7.93	6.76
Market value, end of period	8.56	9.79	8.39	7.94	7.58	5.53
Total Return (%)[b]	(9.75)[c]	24.46	13.67	11.95	46.74	(24.12)

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2013				Year Ended November 30,
(Unaudited)			2012	2011	2010	2009	2008
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets
applicable to Common Stock[d]	1.21	[e]	1.23	1.30	1.30	1.37	1.44
Ratio of net expenses
to average net assets
applicable to Common Stock[d]	1.07	[e]	1.07	1.16	1.16	1.21	1.30
Ratio of interest and expense
related to floating rate notes
issued to average net assets
applicable to Common Stock[d]	.08	[e]	.10	.10	.07	.01	.12
Ratio of net investment income
to average net assets applicable
to Common Stock[d]	5.79	[e]	6.22	7.36	7.30	8.65	7.89
Ratio of total expenses
to total average net assets	.92	[e]	.93	.95	.91	.90	.98
Ratio of net expenses
to total average net assets	.82	[e]	.81	.85	.81	.80	.88
Ratio of interest and expense
related to floating rate notes
issued to total average net assets	.05	[e]	.07	.07	.05	.01	.08
Ratio of net investment income
to total average net assets	3.55	[e]	4.69	5.36	5.11	5.68	5.34
Portfolio Turnover Rate	4.54	[c]	15.99	20.50	25.94	31.59	53.01
Asset coverage of Preferred Stock,
end of period	413		427	383	356	307	276
Net Assets, net of Preferred Stock,
end of period ($ x 1,000)	435,980		455,706	394,955	382,293	384,457	327,879
Preferred Stock outstanding,
end of period ($ x 1,000)	139,500		139,500	139,500	149,475	186,000	186,000

a	Based on average common shares outstanding at each month end.
b	Calculated based on market value.
c	Not annualized.
d	Does not reflect the effect of dividends to Preferred Shareholders.
e	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The fund’s Common Stock trades on the New York Stock Exchange Amex (the “NYSE”) under the ticker symbol DSM.

The fund has outstanding 1,860 shares of Series A, Series B and Series C, for a total of 5,580 shares, of Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation). APS dividend rates are determined pursuant to periodic auctions or by reference to a market rate. Deutsche Bank Trust Company America, as Auction Agent, receives a fee from the fund for its services in connection with such auctions. The fund also compensates broker-dealers generally at an annual rate of .15%-.25% of the purchase price of the shares of APS.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to Common Shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.Thus, redemptions of APS may be deemed to be outside of the control of the fund.

The holders of the APS, voting as a separate class, have the right to elect at least two directors.The holders of the APS will vote as a separate class on certain other matters, as required by law. The fund has designated Robin A. Melvin and John E. Zuccotti as directors to be elected by the holders of APS.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

On February 11, 2013, the fund’s Board of Directors (the “Board”) authorized the fund to redeem up to an additional 25% of the original amount of the fund’s outstanding APS, subject to market, regulatory and other conditions and factors, over a period of up to approximately twelve months.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	626,198,717	—	626,198,717
Liabilities ($)
Floating Rate Notes†	—	(57,128,615)	—	(57,128,615)

†	Certain of the fund's liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At May 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders of Common Stock (“Common Shareholder(s)”): Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

For Common Shareholders who elect to receive their distributions in additional shares of the fund, in lieu of cash, such distributions will be reinvested at the lower of the market price or net asset value per share (but not less than 95% of the market price) based on the record date’s respective prices. If the net asset value per share on the record date is lower than the market price per share, shares will be issued by the fund at the record date’s net asset value on the payable date of the distribution. If net asset value per share is less than 95% of the market value, shares will be issued by the fund at 95% of the market value. If the market price is lower than the net asset value per share on the record date, BNY Mellon Investment Servicing (US) Inc. will purchase fund shares in the open market commencing on the payable date and reinvest those shares accordingly. As a result of purchasing fund shares in the open market, fund shares outstanding will not be affected by this form of reinvestment.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

On May 30, 2013, the Board declared a cash dividend of $0.0475 per share from investment income net, payable on June 28, 2013 to Common Shareholders of record as of the close of business on June 13, 2013.

(d) Dividends to Shareholders of APS: Dividends, which are cumulative, are generally reset every 7 days for each Series of APS pursuant to a process specified in related fund charter documents. Dividend rates as of May 31, 2013, for each Series of APS were as follows: Series A-0.246%, Series B-0.246% and Series C-0.246%.These rates reflect the “maximum rates” under the governing instruments as a result of “failed auctions” in which sufficient clearing bids are not received.The average dividend rates for the period ended May 31, 2013 for each Series of APS were as follows: Series A-0.22%, Series B-0.22% and Series C-0.22%.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $54,159,939 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2012. If not applied, $1,427,978 of the carryover expires in fiscal year 2015, $5,522,685 expires in fiscal year 2016, $20,261,695 expires in fiscal year 2017, $5,075,623 expires in fiscal year 2018 and $21,871,958 expires in fiscal year 2019.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2012 was as follows: tax-exempt income $27,885,959 and ordinary income $329,400.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Investment Advisory Fee, Administration Fee and Other Transactions With Affiliates:

(a) The fee payable by the fund, pursuant to the provisions of an Investment Advisory Agreement with Dreyfus, is payable monthly based on an annual rate of .50% of the value of the fund’s average weekly net assets (including net assets representing APS outstanding).The fund also has an Administration Agreement with Dreyfus, a Custody Agreement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, and a Transfer Agency and Registrar Agreement with BNY Mellon Investment Servicing (US) Inc., a subsidiary of BNY Mellon and an affiliate of Dreyfus.The fund

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

pays in the aggregate for administration, custody and transfer agency services a monthly fee based on an annual rate of .25% of the value of the fund’s average weekly net assets (including net assets representing APS outstanding). All out of pocket transfer agency and custody expenses, including custody transaction expenses, are paid separately by the fund.

Dreyfus has agreed, from December 1, 2012 through November 30, 2013, to waive receipt of a portion of the fund’s investment advisory fee, in the amount of .10% of the value of the fund’s average weekly net assets (including net assets representing APS outstanding). The reduction in expenses, pursuant to the undertaking, amounted to $291,066 during the period ended May 31, 2013.

(b) The fund compensates the Custodian under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2013, the fund was charged $706 for out-of-pocket and custody transaction expenses, pursuant to the custody agreement.

During the period ended May 31, 2013, the fund was charged $4,558 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $321,610, administration fees $49,663, Custodian out of pocket fees $363 and Chief Compliance Officer fees $3,830, which are offset against an expense reimbursement currently in effect in the amount of $49,512.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2013, amounted to $26,083,410 and $30,120,726, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals.A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2013, was approximately $57,128,600, with a related weighted average annualized interest rate of .65%.

At May 31, 2013, accumulated net unrealized appreciation on investments was $63,560,115, consisting of $65,781,203 gross unrealized appreciation and $2,221,088 gross unrealized depreciation.

At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 37

NOTES

The Fund 39

NOTES

OFFICERS AND DIRECTORS
Dreyfus Strategic Municipal Bond Fund, Inc.

200 Park Avenue
New York, NY 10166

Directors	Officers (continued)
Joseph S. DiMartino, Chairman	Chief Compliance Officer
William Hodding Carter, III	Joseph W. Connolly
Gordon J. Davis
Portfolio Managers
Joni Evans
Ehud Houminer	Dan Barton
Richard C. Leone	Steven Harvey
Hans C. Mautner	Investment Adviser
Robin A. Melvin ††	and Administrator
Burton N.Wallack
John E. Zuccotti ††	The Dreyfus Corporation

†† Auction Preferred Stock Directors	Custodian
The Bank of New York Mellon
Officers
President	Counsel
Bradley J. Skapyak	Stroock & Stroock & Lavan LLP
Chief Legal Officers
Transfer Agent,
John Pak
Dividend-Paying Agent,
Vice President and Secretary
Registrar and Disbursing Agent
Janette E. Farragher
Vice Presidents and Assistant Secretaries	BNY Mellon Investment Servicing
Keisha Astwood	(US) Inc. (Common Stock)
James Bitetto	Deutsche Bank Trust Company America
Joni Lacks Charatan	(Auction Preferred Stock)
Joseph M. Chioffi
Auction Agent
John B. Hammalian
Robert R. Mullery	Deutsche Bank Trust Company America
Jeff Prusnofsky	(Auction Preferred Stock)

Treasurer	Stock Exchange Listing
James Windels
NYSE Symbol: DSM
Assistant Treasurers
Richard Cassaro	Initial SEC Effective Date
Gavin C. Reilly
11/22/89
Robert Robol
Robert Salviolo
Robert Svagna

The NetAssetValue appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading“Municipal Bond Funds” every Monday;Wall Street Journal, Mutual Funds section under the heading“Closed-End Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the fund may purchase shares of its Common Stock in the open market when it can do so at prices below the then current net asset value per share.

The Fund 41

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	July 24, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)